Trust pass-through securities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trust pass-through securities
33 Trust pass-through securities

	Coupon rate	Coupon date	Year of issue	Year of maturity	Year of next call	2019	2018
USD 225 million 1)	7.65%	Semi-annually, December 1	1996	2026	n.a.	92	90
USD 190 million 1)	7.625%	Semi-annually, November 15	1997	2037	n.a.	44	43
At December 31						136	133

1	Issued by a subsidiary of, and guaranteed by Aegon N.V.
Trust pass-through securities are securities through which the holder participates in a trust. The assets of these trusts consist of junior subordinated deferrable interest debentures issued by Transamerica Corporation. The trust pass-through securities carry provisions with regard to deferral of distributions for extension periods up to a maximum of 10 consecutive semi-annual periods. The trust pass-through securities are subordinated to all other unsubordinated borrowings and liabilities of Transamerica Corporation.
There were no defaults or breaches of conditions during the period.
The fair value of these loans amounted to EUR 144 million (2018: EUR 128 million).